UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 110.9%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,395,840	$11,976,179
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	48,760,476	55,374,427
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	31,440,326	35,607,584	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	151,445	200,684
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	5,202,458	6,361,605
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	6,526,244	8,990,880
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,399,870	4,324,654
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,456,258	4,419,880
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	3,262,930	3,190,304
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,598,100	1,512,689
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,634,954	5,181,096
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,309,790	9,003,734
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	10,399,827	10,702,345
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	507,365	507,702
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	48,680,321	48,566,860	(a)
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	422,129	435,079
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	30,315,440	30,378,091	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	37,843,556	38,036,308	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	35,126,558	36,598,343	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,247,948	14,676,031
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	24,392,164	24,585,364	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	25,681,040	25,719,962	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,705,054	2,753,306
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,508,098	14,900,245
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	5,467,427	5,446,228
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	21,328,907	21,815,407	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $417,042,235)				421,264,987

ASSET-BACKED SECURITIES - 4.0%
Ameriquest Mortgage Securities Inc., 2005-R10 M5 (1 mo. USD LIBOR + 0.630%)	1.864%	1/25/36	9,650,000	8,460,120	(b)
Conseco Financial Corp., 1997-8 A	6.780%	10/15/27	589,129	606,501
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	1.407%	7/15/35	944,754	894,845	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.367%	1/15/37	1,329,036	1,254,673	(b)
Residential Asset Mortgage Products Inc., 2004-RS8 MI1	6.097%	8/25/34	3,951,879	3,947,149

TOTAL ASSET-BACKED SECURITIES (Cost - $12,463,715)				15,163,288

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 6.6%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1 (12 mo. USD LIBOR + 2.500%)	3.687%	11/25/34	29,978	29,145	(b)
Bellemeade Re Ltd., 2016-1A M2B (1 mo. USD LIBOR + 6.500%)	7.734%	4/25/26	4,140,000	4,142,985	(b)(c)(d)
Chase Mortgage Finance Corp., 2007-A1 2A3 (12 mo. USD LIBOR + 2.040%)	3.692%	2/25/37	10,160	10,273	(b)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.372%	10/27/36	2,430,000	1,559,312	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	1,370,155	123,741
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	3,860,736	327,172
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	4.684%	10/25/29	1,300,000	1,359,990	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.456%	8/25/22	152,758,339	$2,166,403	(b)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO (-1 mo. USD LIBOR + 4.914%)	1.637%	5/25/18	4,462,725	27,065	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	2.684%	1/25/29	990,921	1,000,655	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.084%	10/25/29	1,340,000	1,377,112	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.234%	10/25/29	1,310,000	1,332,772	(b)(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.567%	9/16/46	5,245,744	101,989	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.565%	3/16/49	1,477,469	36,338	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	2,119,709	53,186	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.778%	1/16/54	6,520,238	351,767	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	3,006,892	164,227	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.388%	2/16/48	690,849	27,249	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.891%	9/16/55	2,731,740	150,477	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.868%	10/16/56	15,515,053	875,587	(b)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.879%	3/16/52	25,307,241	1,564,327	(b)
Government National Mortgage Association (GNMA), 2015-183 IO	0.971%	9/16/57	28,156,995	2,100,140	(b)
GSR Mortgage Loan Trust, 2004-11 1A1 (12 mo. USD LIBOR + 2.000%)	3.728%	9/25/34	102,767	104,635	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1 (12 mo. USD LIBOR + 2.010%)	3.224%	11/25/33	3,599	3,689	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.309%	2/25/34	12,609	12,645	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C20 D	3.071%	2/15/48	2,970,000	2,284,329	(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,242,244	1,286,274	(b)(c)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	1.372%	10/26/36	2,662,895	2,130,529	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	63,910	54,582
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A (1 year U.S. Treasury Constant Maturity Rate + 2.320%)	3.211%	8/25/33	446,089	450,687	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	10,258	11,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $29,156,658)				25,220,419

CORPORATE BONDS & NOTES - 5.8%
CONSUMER STAPLES - 0.5%
Food Products - 0.2%
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	900,000	888,660	(c)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,480,000	1,283,900

TOTAL CONSUMER STAPLES				2,172,560

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	200,000		$206,613

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	200,000		223,245
Apache Corp., Senior Notes	2.625%	1/15/23	200,000		197,245
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	200,000		201,985
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	200,000		205,609
Noble Energy Inc., Senior Notes	3.900%	11/15/24	200,000		205,111
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,400,000		2,337,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000		430,650
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000		803,396
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,060,000		916,900
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	570,000		434,625
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	200,000		260,535
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000		1,855,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000		1,390,250
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	800,000		924,800	(e)

Total Oil, Gas & Consumable Fuels					10,386,351

TOTAL ENERGY					10,592,964

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000		2,802,950

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds (Max (3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate, 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.590%	12/21/65	1,010,000		958,238	(b)(c)

TOTAL FINANCIALS					3,761,188

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.4%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,520,000		1,444,456	(c)

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,380,000		2,008,125	(c)

TOTAL HEALTH CARE					3,452,581

MATERIALS - 0.6%
Metals & Mining - 0.6%
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	200,000		230,356
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000		202,522	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		1,781,194

TOTAL MATERIALS					2,214,072

TOTAL CORPORATE BONDS & NOTES (Cost - $20,856,808)					22,193,365

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.3%
Brazil - 0.9%
Federative Republic of Brazil, Notes	6.000%	8/15/50	3,300,000	BRL	3,506,852

Italy - 2.4%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.100%	9/15/26	6,468,840	EUR	9,198,463	(e)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $11,026,196)					12,705,315

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 0.6%
Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,520,000	$1,624,500	(c)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	520,000	508,950	(e)

TOTAL SOVEREIGN BONDS (Cost - $1,905,616)				2,133,450

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $492,451,228)				498,680,824

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.3%
Bank of America repurchase agreement dated 8/31/17; Proceeds at maturity - $4,900,144; (Fully collateralized by U.S. government obligations, 2.500% due 5/15/46; Market Value - $4,998,000) (Cost - $4,900,000)	1.060%	9/1/17	4,900,000	4,900,000

			SHARES
Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,020,754)	0.934%		1,020,754	1,020,754

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,920,754)				5,920,754

TOTAL INVESTMENTS - 132.8% (Cost - $498,371,982)				504,601,578
Liabilities in Excess of Other Assets - (32.8)%				(124,569,331)

TOTAL NET ASSETS - 100.0%				$380,032,247

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
IO	— Interest Only

At August 31, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	1.29%	8/16/2017	11/16/2017	$145,288,200	U.S. Treasury inflation protected securities	$149,013,538

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	62	12/18	$15,333,577	$15,248,900	$(84,677)
Brent Crude	383	9/17	19,759,020	20,245,380	486,360
Canadian Dollar	78	9/17	5,877,944	6,242,730	364,786
Corn	77	12/17	1,499,828	1,377,338	(122,490)
Euro	107	9/17	15,163,517	15,932,300	768,783
Euro BTP	133	9/17	21,184,581	21,745,034	560,453
Gold 100 Ounce	83	12/17	10,508,903	10,974,260	465,357
LME Copper	62	12/17	4,068,954	4,802,675	733,721
Mexican Peso	82	9/17	2,209,757	2,293,950	84,193
Natural Gas	70	9/17	2,357,460	2,128,000	(229,460)
Silver	10	12/17	864,933	878,750	13,817
Soybean	37	11/17	1,757,334	1,748,712	(8,622)
U.S. Treasury 10-Year Notes	653	12/17	82,576,321	82,920,797	344,476
Wheat	35	12/17	813,573	760,375	(53,198)

					3,323,499

Contracts to Sell:
90-Day Eurodollar	32	9/18	7,854,496	7,876,000	(21,504)
British Pound	33	9/17	2,667,324	2,668,875	(1,551)
Euro-Bund	70	9/17	13,709,355	13,756,372	(47,017)
Euro-Bund	38	12/17	7,334,792	7,337,914	(3,122)
Japanese Yen	430	9/17	49,315,121	48,904,438	410,683
U.S. Treasury 5-Year Notes	684	12/17	80,886,254	81,054,000	(167,746)
U.S. Treasury Long-Term Bonds	109	12/17	16,928,574	17,014,219	(85,645)
U.S. Treasury Ultra 10-Year Notes	54	12/17	7,341,214	7,372,687	(31,473)
U.S. Treasury Ultra Long-Term Bonds	24	12/17	4,032,531	4,057,500	(24,969)

					27,656

Net unrealized appreciation on open futures contracts					$3,351,155

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	245,800,000	USD	3,746,837	Barclays Bank PLC	10/18/17	$78,753
CAD	10,080,000	USD	7,840,057	Barclays Bank PLC	10/19/17	236,032
COP	21,817,210,000	USD	6,984,860	Barclays Bank PLC	10/19/17	369,169
EUR	270,000	USD	319,458	Barclays Bank PLC	10/19/17	2,720
GBP	2,415,890	USD	3,134,255	Barclays Bank PLC	10/19/17	(5,593)
MXN	100,860,000	USD	5,658,980	Barclays Bank PLC	10/19/17	(57,465)
MYR	16,400,000	USD	3,800,695	Barclays Bank PLC	10/19/17	32,933
RUB	213,930,000	USD	3,512,462	Barclays Bank PLC	10/19/17	145,875
RUB	229,320,000	USD	3,749,969	Barclays Bank PLC	10/19/17	171,547
USD	7,116,222	CAD	9,000,000	Barclays Bank PLC	10/19/17	(94,571)
USD	22,146,770	EUR	19,222,491	Barclays Bank PLC	10/19/17	(790,501)
JPY	1,442,880,310	USD	12,879,387	Citibank N.A.	10/19/17	272,326
JPY	770,000,000	USD	7,034,983	Citibank N.A.	10/19/17	(16,509)
USD	141,215	EUR	120,000	Citibank N.A.	10/19/17	(1,976)
USD	106,470	EUR	90,000	Citibank N.A.	10/19/17	(923)
USD	95,296	EUR	80,000	Citibank N.A.	10/19/17	(164)
USD	9,846,959	TWD	301,120,000	Citibank N.A.	10/19/17	(149,037)
RUB	246,421,000	USD	4,022,149	Goldman Sachs Group Inc.	10/19/17	191,805

Total						$384,421

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.28 Index	$32,170,000	6/20/22	1.000% quarterly	$618,575	$588,932	$29,643

1	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset/Claymore Inflation-Linked Securities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$421,264,987	—	$421,264,987
Asset-Backed Securities	—	15,163,288	—	15,163,288
Collateralized Mortgage Obligations	—	21,077,434	$4,142,985	25,220,419
Corporate Bonds & Notes	—	22,193,365	—	22,193,365
Non-U.S. Treasury Inflation Protected Securities	—	12,705,315	—	12,705,315
Sovereign Bonds	—	2,133,450	—	2,133,450

Total Long-Term Investments	—	494,537,839	4,142,985	498,680,824

Short-Term Investments†:
Repurchase Agreements	—	4,900,000	—	4,900,000
Money Market Funds	$1,020,754	—	—	1,020,754

Total Short-Term Investments	1,020,754	4,900,000	—	5,920,754

Total Investments	$1,020,754	$499,437,839	$4,142,985	$504,601,578

Other Financial Instruments:
Futures Contracts	$4,232,629	—	—	$4,232,629
Forward Foreign Currency Contracts	—	$1,501,160	—	1,501,160
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	29,643	—	29,643

Total Other Financial Instruments	$4,232,629	$1,530,803	—	$5,763,432

Total	$5,253,383	$500,968,642	$4,142,985	$510,365,010

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$881,474	—	—	$881,474
Forward Foreign Currency Contracts	—	$1,116,739	—	1,116,739

Total	$881,474	$1,116,739	—	$1,998,213

†	See Consolidated Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017